Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

Property and equipment consisted of the following at December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
In-vehicle devices—installed	$71,110	$51,454
In-vehicle devices—uninstalled	2,843	1,127
Computer equipment	3,984	3,088
Internal-use software	2,393	1,462
Furniture and fixtures	999	579
Leasehold improvements	687	343

Total property and equipment	82,016	58,053
Less: Accumulated depreciation and amortization	(40,884)	(31,205)

Property and equipment, net	$41,132	$26,848